Financial Assets at Fair Value Through Profit or Loss and Stock Loan	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS AND STOCK LOAN
13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS AND STOCK LOAN

	As of December 31,
	2024	2023
	US$	US$
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	164,620	66,290
Financial assets at fair value through profit or loss under stock loan	-	13,317
Total financial assets at fair value through profit or loss	164,620	79,607

Listed equity shares	149,918	72,053
Unlisted equity shares	2,570	2,005
Movie income right investments	12,132	5,549
	164,620	79,607
Presented as
Current	24,987	-
Non-current	139,633	79,607
	164,620	79,607

The above unlisted investments at December 31, 2023 and 2024 were equity shares investments issued by enterprises. Financial assets at fair value through profit or loss are categorized into Levels 1 to 3. Refer to Note 30 for more information.

In previous years, the Group entered into a stock lending agreement, pursuant to which the Group lent certain listed equity shares of the Group to the counterparty, with an interest of 2% per annum based on market value of the listed equity shares of the previous month end.

As of December 31, 2023, the fair values of the listed equity shares underlying the stock loan were US$13,317. All stock loan arrangements have been terminated during the year ended December 31, 2024.

The Group entered into movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns will be added to the carrying amounts of financial assets.